Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 72,432	$ 59,631
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	69,879	49,829
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	1,120	2,178
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	16	6,055
Singapore
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 1,417	1,418
Other Countries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash		$ 151